Shareholder Report, Holdings (Details) - C000012485	Dec. 31, 2024
Q2 Holdings, Inc.None_74736L109
Holdings [Line Items]
Percent of Total Investments	2.54%
Astera Labs, Inc.None_04626A103
Holdings [Line Items]
Percent of Total Investments	2.51%
Construction Partners, Inc.NoneA_21044C107
Holdings [Line Items]
Percent of Total Investments	2.47%
Xometry, Inc.NoneA_98423F109
Holdings [Line Items]
Percent of Total Investments	2.24%
RHNone_74967X103
Holdings [Line Items]
Percent of Total Investments	2.01%
Freshpet, Inc.None_358039105
Holdings [Line Items]
Percent of Total Investments	1.87%
Comfort Systems USA, Inc.None_199908104
Holdings [Line Items]
Percent of Total Investments	1.86%
Warby Parker, Inc.None_93403J106
Holdings [Line Items]
Percent of Total Investments	1.83%
Boot Barn Holdings, Inc.None_099406100
Holdings [Line Items]
Percent of Total Investments	1.79%
Kornit Digital, Ltd.None_M6372Q113
Holdings [Line Items]
Percent of Total Investments	1.72%
Industrials
Holdings [Line Items]
Percent of Total Investments	28.00%
Information Technology
Holdings [Line Items]
Percent of Total Investments	25.70%
Health-Care
Holdings [Line Items]
Percent of Total Investments	17.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.90%
Financials
Holdings [Line Items]
Percent of Total Investments	5.90%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
Communication Services
Holdings [Line Items]
Percent of Total Investments	1.50%
Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.20%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.80%